Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of taxes payable

	2020		2019		2018
	Non current	Current	Non current	Current	Non current	Current
VAT	—	3,523	—	3,532	—	2,274
Withholdings and perceptions	—	1,838	—	2,070	—	1,631
Royalties	—	3,886	—	1,268	—	1,464
Tax on Fuels	—	3,142	—	635	—	1,290
IIBB	—	227	—	512	—	547
Miscellaneous	215	3,148	1,428	3,420	2,175	2,821

	215	15,764	1,428	11,437	2,175	10,027